Schedule of Investments (unaudited) October 31, 2022	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 1.6%

Tobacco — 1.6%
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(a)	$4,680	$294,442

District of Columbia — 11.2%

Tobacco — 2.7%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(a)	6,000	474,924

Transportation — 8.5%
Washington Metropolitan Area Transit Authority RB,
Series B, 5.00%, 07/01/37	1,500	1,543,902

Total Municipal Bonds in District of Columbia		2,018,826

Puerto Rico — 6.0%

State — 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	127	106,241
Series A-1, Restructured, 5.00%, 07/01/58	478	408,939
Series A-2, Restructured, 4.78%, 07/01/58	129	106,973
Series A-2, Restructured, 4.33%, 07/01/40	391	331,775

		953,928

Tobacco — 0.8%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	140	139,993

Total Municipal Bonds in Puerto Rico		1,093,921

Virginia — 129.4%

County/City/Special District/School District — 28.7%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	250	189,424
City of Norfolk Virginia, Refunding GO, Series A, (SAW), 5.00%, 08/01/23(b)	500	506,505
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	479,788
Fairfax County Economic Development Authority, RB 5.00%, 04/01/36	775	819,575
5.00%, 04/01/47	2,000	2,060,642
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(c)	245	228,201
Virginia College Building Authority, RB, 4.00%, 02/01/42	1,000	913,202

		5,197,337

Education — 14.7%
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	250	204,438
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	410	423,475
(NPFGC), 5.25%, 01/01/31	1,000	1,112,005
Series A, 3.00%, 01/15/51	750	482,920
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	443,840

		2,666,678

Health — 44.5%
Chesapeake Hospital Authority, Refunding RB, 4.00%, 07/01/43	680	569,554
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(d)	430	446,641

Security	Par (000)	Value

Health (continued)
Fairfax County Economic Development Authority, RB, Series A, 5.00%, 12/01/23(b)	$500	$508,976
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 05/15/44	450	451,531
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	500	450,954
Henrico County Economic Development Authority, Refunding RB
4.25%, 06/01/26	145	141,762
4.00%, 10/01/50	250	205,536
Class A, 5.00%, 10/01/47	1,000	975,163
James City County Economic Development Authority, Refunding RB, Series A, 4.00%, 12/01/50	250	171,738
Lexington Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/42	690	710,622
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/55	250	192,988
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	200	194,516
Prince William County Industrial Development Authority, Refunding RB, Series B, 4.00%, 11/01/46(b)	500	500,000
Rockingham County Economic Development Authority, Refunding RB, Series A, 3.00%, 11/01/46	820	546,300
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	250	177,946
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 12/01/49	500	408,244
Winchester Economic Development Authority, Refunding RB
5.00%, 01/01/44	1,000	1,000,785
Series A, 5.00%, 01/01/24(b)	400	407,792

		8,061,048

Housing — 8.5%
Virginia Housing Development Authority, RB, M/F Housing
Series B, 4.00%, 06/01/53	625	494,911
Series D, 3.90%, 10/01/48	985	804,408
Series F, 5.25%, 10/01/38	250	250,892

		1,550,211

State — 4.2%
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(c)	250	228,911
Virginia Resources Authority, RB, Class B, 5.25%, 11/01/47	500	530,914

		759,825

Tobacco — 7.2%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	985	856,309
Series B-2, Convertible, 5.20%, 06/01/46	500	456,295

		1,312,604

Transportation — 9.4%
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	500	457,244
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	1,600	1,248,390

		1,705,634

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 12.2%
City of Richmond Virginia Public Utility Revenue, RB
Series A, 3.00%, 01/15/45	$500	$353,903
Series A, 4.00%, 01/15/50	500	420,048
County of Henrico Virginia Water & Sewer Revenue, Refunding RB, 5.00%, 05/01/26(b)	1,065	1,123,217
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/44	300	310,216

		2,207,384

Total Municipal Bonds in Virginia		23,460,721

Total Municipal Bonds — 148.2% (Cost: $29,789,816)		26,867,910

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Virginia — 18.5%

County/City/Special District/School District — 18.5%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	4,000	3,350,170

Total Municipal Bonds in Virginia		3,350,170

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.5% (Cost: $3,868,380)		3,350,170

Total Long-Term Investments — 166.7% (Cost: $33,658,196)		30,218,080

Security	Shares	Value

Short-Term Securities

Money Market Funds — 8.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(f)(g)	1,598,098	$1,597,938

Total Short-Term Securities — 8.8% (Cost: $1,597,938)		1,597,938

Total Investments — 175.5% (Cost: $35,256,134)		31,816,018

Liabilities in Excess of Other Assets — (0.7)%		(125,110)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.1)%		(2,009,855)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (63.7)%		(11,551,626)

Net Assets Applicable to Common Shares — 100.0%		$18,129,427

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,930,770	$—	$(332,090	)(a)	$(200)	$(542)	$1,597,938	1,598,098	$6,185	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	7	12/20/22	$775	$29,406
U.S. Long Bond	16	12/20/22	1,934	166,892
5-Year U.S. Treasury Note	8	12/30/22	853	21,088

				$217,386

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$26,867,910	$—	$26,867,910
Municipal Bonds Transferred to Tender Option Bond Trusts	—	3,350,170	—	3,350,170
Short-Term Securities
Money Market Funds	1,597,938	—	—	1,597,938

	$1,597,938	$30,218,080	$—	$31,816,018

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$217,386	$—	$—	$217,386

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(2,000,000)	$—	$(2,000,000)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

	$—	$(13,600,000)	$—	$(13,600,000)

Portfolio Abbreviation

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

Portfolio Abbreviation (continued)

SAW	State Aid Withholding

TA	Tax Allocation

3